WARBURG PINCUS FUNDS                      PART OF CREDIT SUISSE ASSET MANAGEMENT


                                     ANNUAL
                                     REPORT

                                DECEMBER 31, 2000


                                 WARBURG PINCUS
                                CASH RESERVE FUND
                                        -
                                 WARBURG PINCUS
                            NEW YORK TAX EXEMPT FUND




More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER, SUB-INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE PERFORMANCE. THE FUNDS' YIELDS WILL FLUCTUATE. EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE; THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS CASH RESERVE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2000
--------------------------------------------------------------------------------

                                                                January 16, 2001

Dear Shareholder:

   Signs of an economic slowdown continued to grow throughout the second half of the year. The Federal Reserve left the federal funds rate unchanged at 6.50% during the semi-annual period ended December 31, 2000. An inflationary bias was maintained until the December Federal Open Market Committee ("FOMC") meeting. At that time, the bias was changed to reflect concern about economic weakness as volatile equity markets and weak economic numbers failed to show any relief from the slowing economy. As the year came to a close, market participants anticipated a rate cut at the FOMC meeting scheduled on January 31, 2001.

   The annualized yield for Warburg Pincus Cash Reserve Fund (the "Fund") for the seven-day period ended December 31, 2000 was 6.22% (6.19% without waivers and/or reimbursements), up from 6.18% for a similar seven-day period ended June 30, 2000. Net assets declined to $343.6 million from $446.2 million six months ago. The Fund's average weighted maturity on December 31, 2000 was 37 days, compared to 45 days on June 30, 2000.

   The Fund will continue to emphasize the highest-quality securities in order to provide competitive returns without compromising safety and stability of principal. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo
President
Warburg Pincus Funds

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                January 16, 2001

Dear Shareholder:

   The New York State economy benefits from its broad, diverse and growing economic base and its substantial wealth and resources. The State's private sector employment continued to reach new record levels, increasing by 162,800 jobs or 2.3% from November 1999 to November 2000. Employment growth was particularly strong in the service sector with year-over-year gains in every component industry. Motion pictures (+10.7%), business services (+6.8%), engineering and management services (+5.1%), and amusement and recreation (+4.8%) were especially strong. The construction sector (+5.5%) also continued to be especially strong. The job count declined in manufacturing. The November 2000 unemployment rate was 4.6%, down from 4.9% in November 1999, but still higher than the national rate of 4.0%. There is some recent evidence of stronger growth in the long stagnant upstate region. The growing economy combined with greater fiscal discipline has improved the State's financial performance and resulted in surplus operations in each of the past five years. Standard & Poor's recognized this with its two-notch upgrade of the State to AA from A+ in December.

   New York City's long expansion has brought city growth rates above national rates. While the City is still dependent on the volatile financial services sector, job growth is evident in many sectors. The increase in personal income, business, and property tax collections reflect the City's economic strength and have produced revenues above budgeted levels despite recent tax cuts. The City, like the State, has made substantial strides, but continues to face formidable budgetary hurdles in both its operating and capital plans.

   Assets for Warburg Pincus New York Tax Exempt (the "Fund") closed the six months ended December 31, 2000 at $197 million. Nearly 78% of the Fund was invested in highly liquid variable rate demand notes. The average weighted maturity of the Fund stood at 26 days and the 7-day annualized yield was 3.98%.

   The Fund seeks to continue to provide investors with as high a level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital and liquidity. We appreciate your continued support and investment in the Fund.

Eugene L. Podsiadlo
President
Warburg Pincus Funds

WARBURG PINCUS CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
       ---                                                                          -------------   --------    -----       -----
CERTIFICATES OF DEPOSIT (10.2%)
BANKS (10.2%)
     $15,000,000   Dai-Ichi Kangyo Bank                                               (A-2, P-1)    01/16/01    6.750   $ 15,000,000
      20,000,000   Merita Bank                                                        (A-1, P-1)    02/13/01    6.550     20,000,000
                                                                                                                        ------------
                                                                                                                          35,000,000
                                                                                                                        ------------
                   TOTAL CERTIFICATES OF DEPOSIT
                     (Cost $35,000,000)                                                                                   35,000,000
                                                                                                                        ------------
COMMERCIAL PAPER (77.7%)
ASSET BACKED SECURITIES (24.8%)
      18,000,000   Amstel Funding Corp.                                               (A-1+, P-1)   02/15/01    6.570     17,855,460
      14,000,000   CC, Inc.                                                           (A-1+, P-1)   01/23/01    6.540     13,946,590
      16,000,000   Crown Point Capital Co.                                             (A-1, NR)    01/22/01    6.670     15,940,711
      14,000,000   CXC, Inc.                                                          (A-1+, P-1)   01/19/01    6.540     13,956,763
      11,704,300   Edison Asset Securities LLC                                        (A-1+, P-1)   01/22/01    6.540     11,661,774
      12,000,000   Emerald Certificates Program                                       (A-1+, P-1)   01/17/01    6.580     11,967,100
                                                                                                                        ------------
                                                                                                                          85,328,398
                                                                                                                        ------------
BANKS (18.8%)
      15,000,000   Banque Generale Du Luxembourg                                      (A-1+, P-1)   01/25/01    6.530     14,937,421
      10,000,000   Caisse Central Desjardins Du Quebec                                (A-1+, P-1)   02/26/01    6.540      9,900,083
       8,000,000   Dexia CLF Finance Co.                                              (A-1+, P-1)   02/06/01    6.520      7,949,289
      14,000,000   Intrepid Funding Master Trust                                      (A-1+, P-1)   02/05/01    6.520     13,913,791
      18,000,000   Svenska Handelsbanken, Inc.                                        (A-1, P-1)    02/27/01    6.520     17,817,440
                                                                                                                        ------------
                                                                                                                          64,518,024
                                                                                                                        ------------
FINANCE SERVICES (5.5%)
      19,000,000   Fortis Funding LLC                                                 (A-1+, P-1)   01/29/01    6.655     18,906,235
                                                                                                                        ------------
MOTOR VEHICLES & CAR BODIES (5.2%)
      18,000,000   DaimlerChrysler                                                    (A-1, P-1)    03/22/01    6.530     17,742,065
                                                                                                                        ------------
NATURAL GAS TRANSMISSION & DISTRIBUTION (8.9%)
      18,000,000   Consolidated Natural Gas                                           (A-2, P-1)    02/28/01    6.650     17,810,475
      13,000,000   Duke Capital                                                       (A-1, P-2)    01/26/01    6.750     12,941,500
                                                                                                                        ------------
                                                                                                                          30,751,975
                                                                                                                        ------------
SECURITY BROKERS, DEALERS & FLOATATION COS. (3.5%)
      12,000,000   Goldman Sachs Group, Inc.                                          (A-1+, P-1)   02/16/01    6.500     11,902,500
                                                                                                                        ------------
TELEPHONE COMMUNICATIONS (11.0%)
      20,000,000   AT&T Corp.                                                         (A-1, P-1)    01/22/01    7.340     19,918,444
      18,000,000   Verizon Global                                                     (A-1, P-1)    02/12/01    6.521     17,866,135
                                                                                                                        ------------
                                                                                                                          37,784,579
                                                                                                                        ------------
                   TOTAL COMMERCIAL PAPER
                     (Cost $266,933,776)                                                                                 266,933,776
                                                                                                                        ------------


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
SCHEDULE OF INVESTMENTS (CONT'D)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
       ---                                                                          -------------   --------    -----       -----
REPURCHASE AGREEMENT (1.9%)
      $6,590,000     Repurchase Agreement with State
                      Street Bank & Trust Co. dated
                      12/29/2000 at 6.40% to be
                      repurchased on 01/02/2001 at
                      $6,594,686 (Collateralized by
                      $6,660,000 Federal National
                      Mortgage Association Medium
                      Term Notes, due 09/27/2001 with
                      a market value of $6,792,441.)
                      (Cost $6,590,000)                                                                                 $  6,590,000
                                                                                                                        ------------
VARIABLE RATE OBLIGATION (5.8%)
SECURITY BROKERS, DEALERS & FLOATATION COS. (5.8%)
      20,000,000   Merrill Lynch & Co., Inc.(2)
                   (Cost $19,998,887)                                                 (AA-, Aa3)    01/12/01    6.762     19,998,887
                                                                                                                        ------------

TOTAL INVESTMENTS AT VALUE (95.6%) (Cost $328,522,663(3))                                                                328,522,663

OTHER ASSETS IN EXCESS OF LIABILITIES (4.4%)                                                                              15,100,023
                                                                                                                        ------------

NET ASSETS (100.0%)                                                                                                     $343,622,686
                                                                                                                        ============

                Average Weighted Maturity 36.99 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                                  NR=Not Rated

--------------------------------------------------------------------------------

(1) Credit ratings given by Moody's Investor's Service, Inc. and Standard & Poor's Ratings Services are unaudited.
(2) The interest rate shown is as of December 31, 2000 and the maturity date shown is the next interest readjustment date.
(3)  Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
       ---                                                                          -------------   --------    -----       -----
MUNICIPAL BONDS (97.0%)
NEW JERSEY (1.8%)
      $3,500,000   New Jersey State Education Facilities Revenue
                     Bond Series 2000 SG148 (Princeton University)
                     (Societe Generale LOC) VRDN(2) (Cost $3,500,000)                 (AAA, NR)     01/05/01    4.740    $ 3,500,000
                                                                                                                         -----------
NEW YORK (92.7%)
       1,405,000   Auburn, New York IDA Revenue Bond Series
                     1997 (Fat Tire, LLC Project) (Key Corp. Bank
                     N.A. LOC) VRDN(2)                                                 (NR, NR)     01/05/01    4.400      1,405,000
       1,400,000   Babylon, New York IDA Series 1994 (J. D'addario &
                     Company, Inc.) (National Westminster LOC)
                     VRDN(2)                                                           (NR, A1)     01/05/01    4.100      1,400,000
       1,455,400   Benton, New York BAN                                                (NR, NR)     11/15/01    4.650      1,458,426
       2,000,000   Chautauqua County IDA Series 1985 (The Red
                     Wing Co. Project) (Wachovia Bank of Georgia
                     LOC) VRDN(2)                                                     (NR, Aa3)     01/05/01    4.170      2,000,000
       2,000,000   Lancaster, New York IDA Revenue Bond Series
                     1997 (Jiffy-Tite Co., Inc.) (Key Corp. Bank N.A.
                     LOC) VRDN(2)                                                      (NR, NR)     01/05/01    4.400      2,000,000
       3,000,000   Liverpool, New York Central School District RAN
                     Series 2000                                                       (NR, A2)     07/12/01    4.850      3,005,271
       1,300,000   Long Island Power Authority of New York Electric
                     System Revenue Bond Series 1998-2
                     (Westdeutsche Landesbank Gironzentrale LOC)
                     VRDN(2)                                                          (AA+, Aa1)    01/05/01    3.800      1,300,000
      13,100,000   Long Island Power Authority of New York Electric
                     System Revenue Bond Series 1998-5
                     (ABM - AMRO Bank N.V. LOC) VRDN(2)                               (AA, Aa2)     01/05/01    4.250     13,100,000
       1,400,000   Long Island Power Authority of New York Electric
                     System Revenue Bond Series 1998-6 (Morgan
                     Guaranty LOC) VRDN(2)                                            (AA, Aa2)     01/02/01    4.100      1,400,000
       3,500,000   Long Island Power Authority of New York Electric
                     System Revenue Bond Series 1998-7A (MBIA
                     Insurance LOC) VRDN(2)                                           (AAA, Aaa)    01/05/01    3.900      3,500,000
       9,300,000   Long Island Power Authority of New York Electric
                     System Revenue Bond Series 1998-7B (MBIA
                     Insurance LOC) VRDN(2)                                           (AAA, Aaa)    01/05/01    3.800      9,300,000
       1,660,000   Monroe County, New York IDA Series 1999
                     (Windsor Manufacturing Co., Inc.) (Key Corp.
                     Bank N.A. LOC) VRDN(2)                                            (NR, NR)     01/04/01    4.400      1,660,000
       2,450,000   Monroe County, New York IDA Revenue Bond
                     Series 1984 (Electronic Navigational
                     Industries, Inc. Facilities)                                     (AA-, NR)     07/02/01    4.600      2,450,000
         780,000   Monroe County, New York IDA Revenue Bond
                     Series 1988 B (JMT Properties) (Star Banc
                     Corp LOC) VRDN(2)                                                 (NR, P1)     01/05/01    4.400        780,000


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
       ---                                                                          -------------   --------    -----       -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
      $1,000,000   New York City 7-Day Tender Option Bond Tender To Citibank
                     Underlying Bond NYC GO 8.25 Due 6/1/17 (Escrowed to
                     maturity in U.S.
                     Treasuries) VRDN(2)                                               (NR, NR)     01/05/01    4.140     $1,000,000
       1,700,000   New York City General Obligation Bond Series
                     1992 B (FGIC Insurance LOC) VRDN(2)                              (AAA, Aaa)    01/02/01    5.500      1,700,000
         100,000   New York City General Obligation Bond Series
                     1992 B (FGIC Insurance LOC) VRDN(2)                              (AAA, Aaa)    01/02/01    4.500        100,000
       3,000,000   New York City General Obligation Bond Series
                     1992 D (FGIC Insurance LOC) VRDN(2)                              (AAA, Aaa)    01/02/01    4.650      3,000,000
       1,200,000   New York City General Obligation Bond Series
                     1992 D (FGIC Insurance LOC) VRDN(2)                              (AAA, Aaa)    01/05/01    4.150      1,200,000
         700,000   New York City General Obligation Bond Series
                     1993 A4 (Chase Manhattan LOC) VRDN(2)                             (AA, Aa2)    01/02/01    4.250        700,000
         200,000   New York City General Obligation Bond Series
                     1993 A4 (Chase Manhattan LOC) VRDN(2)                             (AA, Aa2)    01/02/01    4.250        200,000
         700,000   New York City General Obligation Bond Series
                     1993 A7 VRDN(2)                                                  (A-1+, VMIG1) 01/05/01    4.900        700,000
         100,000   New York City General Obligation Bond Series
                     1993 B3 (Morgan Guaranty LOC) VRDN(2)                            (AAA, Aa2)    01/02/01    4.500        100,000
         300,000   New York City General Obligation Bond Series
                     1993 E2 (Morgan Guaranty LOC) VRDN(2)                            (AAA, Aa2)    01/02/01    4.250        300,000
         600,000   New York City General Obligation Bond Series
                     1993 E6 (FGIC Insurance LOC) VRDN(2)                             (AAA, Aaa)    01/02/01    4.250        600,000
       2,180,000   New York City General Obligation Bond Series
                     1995 F4 (Landesbank Hessen-Thuringen LOC)
                      VRDN(2)                                                         (AAA, Aaa)    01/05/01    4.000      2,180,000
       1,400,000   New York City General Obligation Bond Series
                     1995 F6 (Morgan Guaranty LOC) VDRN(2)                            (AAA, Aa2)    01/05/01    4.100      1,400,000
         800,000   New York City General Obligation Bond Series
                     1996 J3 (Morgan Guaranty LOC) VRDN(2)                             (AA-, Aa3)   01/03/01    4.000        800,000
       5,500,000   New York City General Obligation Series 19                         (A-1, VMIG1)  01/18/01    4.250      5,500,000
       9,000,000   New York City General Obligation Series 19                         (A-1, Vmig1)  01/18/01    4.250      9,000,000
       1,000,000   New York City General Obligation Series 19                         (A-1, VMIG1)  01/18/01    4.250      1,000,000
       2,800,000   New York City General Obligation Series H3                         (A-1, Vmig1)  02/12/01    4.200      2,800,000
       1,500,000   New York City General Obligation Series H3                         (A-1, Vmig1)  02/12/01    4.200      1,500,000
          40,000   New York City Health and Hospitals Corp. Health
                     System Revenue Bond Series 1997 (Morgan
                     Guaranty LOC) VRDN(2)                                             (AA, Aa3)    01/05/01    4.800         40,000
       1,155,000   New York City Health and Hospitals Corp. Health
                     System Revenue Bond Series 1997 C (Toronto
                     Dominion Bank LOC) VRDN(2)                                       (AA-, Aa3)    01/05/01    3.900      1,155,000


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
       ---                                                                          -------------   --------    -----       -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
      $1,470,000   New York City Health and Hospitals Corp. Health
                     System Revenue Bond Series 1997 E (Bank of
                     New York LOC) VRDN(2)                                            (AA-, Aa2)    01/03/01    3.800    $ 1,470,000
       7,690,000   New York City Health and Hospitals Corp. Health
                     System Revenue Bonds Series 1997 F
                     (Commerzbank LOC) VRDN(2)                                        (AA-, Aa3)    01/05/01    4.450      7,690,000
       1,100,000   New York City Housing Development Corp.
                     Mortgage Revenue Bond Series 1993 A
                     (East 17th Street Properties) (Chase Manhattan
                     LOC) VRDN(2)                                                      (AA, NR)     01/02/01    4.150      1,100,000
       1,200,000   New York City Housing Development Corp.
                     Multi-Family Rental Housing Revenue Bond
                     Series 1989 A (Queenswood Apts.) (National
                     City Bank LOC) VRDN(2)                                            (NR, Aa3)    01/05/01    3.950      1,200,000
       1,500,000   New York City Housing Development Corp.
                     Multi-Family Rental Housing Revenue Bond
                     Series 1995 A (Columbus Apartments) (Federal
                     National Mortgage Association LOC) VDRN(2)                        (AAA, NR)    01/03/01    3.800      1,500,000
       4,400,000   New York City Housing Development Corp.
                     Multi-Family Rental Housing Revenue Bond
                     Series 1997 A (Monterey) (Federal National
                     Mortgage Association LOC) VRDN(2)                                 (AAA, NR)    01/05/01    3.800      4,400,000
       1,000,000   New York City Housing Development Corp.
                     Multi-Family Rental Housing Revenue Bond
                     Series 1998 A (Parkgate) (Federal National
                     Mortgage Association LOC) VRDN(2)                                 (AAA, NR)    01/03/01    4.100      1,000,000
         900,000   New York City Housing Development Corp.
                     Multi-Family Rental Housing Revenue Bond
                     Series 1999 A (West 43rd Street Development)
                     (Federal National Mortgage Association LOC)
                     VRDN(2)                                                           (AAA, NR)    01/03/01    4.150        900,000
       1,900,000   New York City Housing Development Corp.
                     Multi-Family Rental Housing Revenue Bonds
                     Series 1997 A (Carnegie Park) (Federal National
                     Mortgage Association LOC) VRDN(2)                                 (AAA, NR)    01/05/01    3.800      1,900,000
       1,600,000   New York City Municipal Security Trust Receipts
                     Series 1997 SG109 (Kredietbank LOC) VRDN(2)                       (AAA, NR)    01/05/01    4.180      1,600,000
       5,300,000   New York City Transitional Finance Authority
                     Future Tax Secured Bond Series 1998 A-1
                     (Societe Generale LOC) VRDN(2)                                   (AA+, Aa2)    01/05/01    4.050      5,300,000
         200,000   New York City Transitional Finance Authority
                     Future Tax Secured Bond Series 1998 A-1
                     (Societe Generale LOC) VRDN(2)                                    (A+, Aa2)    01/05/01    4.050        200,000


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
       ---                                                                          -------------   --------    -----       -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
      $  300,000   New York City Trust For Cultural Resources
                     Revenue Bond (Solomon R. Guggenheim
                     Foundation) (Swiss Bank LOC) VRDN(2)                             (AA+, Aa1)    01/02/01    4.100   $    300,000
       1,000,000   New York Metropolitan Trust Authority
                     Series 1998 A                                                    (A-1+, P-1+)  03/07/01    4.050      1,000,000
         100,000   New York State Dormitory Authority Revenue

                     Bond Series 1990 B (Cornell University) VRDN(2)                  (AA+, Aa1)    01/02/01    4.150        100,000
         700,000   New York State Dormitory Authority Revenue
                     Bond Series 1993 B (Metropolitan Museum
                     of Art) VRDN(2)                                                  (AA+, Aa1)    01/05/01    3.900        700,000
       1,000,000   New York State Dormitory Authority Revenue Bond
                     Series 1998 A (Rockefeller University) VRDN(2)                   (AAA, Aaa)    01/05/01    3.900      1,000,000
       6,000,000   New York State Energy Research and
                     Development Authority Pollution Control Revenue
                     Bond Series 1985 A (New York State Electric &
                     Gas) (Morgan Guaranty LOC)                                       (AA, Aa2)     03/15/01    4.200      6,000,000
       4,500,000   New York State Energy Research and
                     Development Authority Pollution Control
                     Revenue Bond Series 1994 C (New York State
                     Electric & Gas) (Morgan Guaranty LOC) VRDN(2)                    (AA, Aa2)     01/05/01    4.850      4,500,000
         600,000   New York State Energy Research and Development
                     Authority Pollution Control Revenue Bond
                     Series 1994 D (New York State Electric & Gas)
                     (Union Bank of Switzerland LOC) VRDN(2)                          (AA, Aa2)     01/02/01    4.000        600,000
       1,000,000   New York State Energy Research and
                     Development Authority Pollution Control
                     Revenue Bond Series 1997 B (Rochester Gas
                     & Electric) (MBIA Insurance LOC) VRDN(2)                         (AAA, Aaa)    01/05/01    4.750      1,000,000
       2,270,000   New York State Housing Finance Agency Revenue
                     Bond Series 1991 A (Normandie Court) (Societe
                     Generale LOC) VRDN(2)                                            (AAA, Aaa)    01/05/01    4.000      2,270,000
       4,200,000   New York State Housing Finance Agency Revenue
                     Bond Series 1996 A (Union Square South
                     Housing) (Bayerische Landesbank Girozentrale
                     LOC) VRDN(2)                                                     (NR, Aaa)     01/05/01    3.800      4,200,000
       2,500,000   New York State Housing Finance Agency Revenue
                     Bond Series 1997 A (Liberty View) (Federal
                     National Mortgage Association LOC) VRDN(2)                       (AAA, NR)     01/05/01    4.450      2,500,000
       3,700,000   New York State Housing Finance Agency Revenue
                     Bond Series 1997 A (Tribeca) (Federal National
                     Mortgage Association LOC) VRDN(2)                                (NR, Aaa)     01/05/01    3.850      3,700,000
       1,900,000   New York State Housing Finance Agency Revenue
                     Bond Series 1998 A (750 Sixth Avenue Housing)
                     (Fleet Bank N.A. LOC) VRDN(2)                                    (NR, A1)      01/05/01    4.000      1,900,000


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%       VALUE
       ---                                                                          -------------   --------    -----       -----
MUNICIPAL BONDs (cont'd)
NEW YORK (cont'd)
      $1,400,000   New York State Housing Finance Agency Revenue
                     Bond Series 1999 A (750 Sixth Avenue Housing)
                     (Fleet Bank N.A. LOC) VRDN(2)                                     (NR, A1)     01/05/01    4.850    $ 1,400,000
       3,000,000   New York State Housing Finance Agency Revenue
                     Bond Series 2000 A (Victory Housing) (Key
                     Corp. Bank N.A. LOC) VRDN(2)                                      (NR, Aa3)    01/05/01    4.700      3,000,000
       5,000,000   New York State Housing Finance Agency Service
                     Contract Obligation Revenue Bond Series

                     1998 A (Commerzbank A.G. LOC) VRDN(2)                            (AA-, Aa3)    01/05/01    3.900      5,000,000
       1,100,000   New York State Job Development Authority
                     Special Purpose Revenue Bond Series

                     1992 A1-A25 (Sumitomo Bank LOC) VRDN(2)                           (NR, Aa2)    01/02/01    4.300      1,100,000
       2,500,000   New York State Local Government Assistance
                     Corp. Series 1993 A (Multiple Credit
                     Enhancements LOC) VRDN(2)                                        (AA+, Aa1)    01/05/01    3.900      2,500,000
       2,600,000   New York State Local Government Assistance
                     Corp. Series 1994 B (Credit Suisse LOC) VRDN(2)                  (AA+, Aa1)    01/05/01    3.800      2,600,000
       1,800,000   New York State Local Government Assistance
                     Corp. Series 1995 D (Societe Generale LOC)
                     VRDN(2)                                                          (AA-, Aa3)    01/05/01    3.950      1,800,000
       1,000,000   New York State Local Government Assistance
                     Corp. Series 1995 E (Canadian Imperial Bank
                     LOC) VRDN(2)                                                     (AA-, Aa3)    01/05/01    4.000      1,000,000
       1,000,000   New York State Power Authority General Purpose
                     Revenue Bond Series 1985                                         (AA-, Aa2)    01/05/01    4.300      1,000,000
       1,300,000   New York State Power Authority Series 2000-5
                     (Morgan Guaranty LOC) VRDN(2)                                     (A+, Aa3)    01/05/01    4.500      1,300,000
       1,000,000   Newark, New York Central School District BAN                        (NR, NR)     01/26/01    4.625      1,000,317
       2,695,000   Onondaga County IDA Revenue Bond Series 2000
                     (Midstate Printing Corp.) (Key Corp. Bank N.A.
                     LOC) VRDN(2)                                                      (NR, NR)     01/05/01    4.400      2,695,000
       1,380,000   Onondaga County IDA Revenue Bond Series 1998
                     (Plainville Turkey Farm, Inc.) (Key Corp. Bank
                     N.A. LOC) VRDN(2)                                                 (NR, NR)     01/05/01    4.400      1,380,000
       1,000,000   Oyster Bay Township, New York BAN                                   (NR, NR)     09/28/01    5.000      1,003,538
       3,040,000   Port Authority of NY & NJ                                          (A-1, P-1)    06/15/01    4.100      3,040,000
       1,730,000   Port Authority of NY & NJ                                          (A-1, P-1)    06/15/01    4.100      1,730,000
       3,760,000   Port Authority of NY & NJ Series 2000 Z
                     (Merlots) (MBIA LOC) VRDN(2)                                      (NR, Aaa)    01/05/01    4.240      3,760,000
         550,000   Port Authority of NY & NJ Special Obligation
                     Revenue Bond Series 1996-5 (Versatile
                     Structure Obligations) (Bayerische Landesbank
                     Girozentrale LOC) VDRN(2)                                         (A-, A2)     01/02/01    4.100        550,000


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS (CONT'D)
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                     RATINGS(1)
       PAR                                                                          (S&P/MOODY'S)   MATURITY    RATE%   VALUE
       ---                                                                          -------------   --------    -----   -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
$      1,000,000   St. Lawrence County, New York IDA
                     Environmental Facilities Revenue Bond Series
                     1998 A (Aluminum Company of America) VRDN(2)                      (A+, NR)     01/05/01    4.400  $  1,000,000
       5,900,000   Suffolk County, New York Water Authority BAN
                     (Bank of Nova Scotia LOC) VRDN(2)                                (NR, Aaa)     01/05/01    4.000     5,900,000
         500,000   Triborough Bridge and Tunnel Authority Revenue
                     Bond Series 1990 S                                               (A+, Aaa)     01/01/01    7.000       500,000
         220,000   Ulster County, New York IDA Revenue Bond
                     (Viking Industries, Inc. Project) Series 1998 A
                     (Key Corp. Bank N.A. LOC) VRDN(2)                                 (NR, NR)     01/05/01    4.400       220,000
       2,000,000   Yonkers, New York RAN Series 2000 A                                (NR, MIG1)    06/28/01    5.000     2,009,585
                                                                                                                       ------------
                   TOTAL NEW YORK (Cost $183,252,137)                                                                   183,252,137
                                                                                                                       ------------
PUERTO RICO (2.5%)
       1,800,000   Puerto Rico Electric Power Authority Revenue Bond
                     Series 1997 SGA43 (Societe Generale LOC) VRDN(2)                 (AAA, NR)     01/05/01    3.750     1,800,000
         900,000   Puerto Rico Government Development Bank
                     Adjustable Refunding Bond Series 1985 (Credit
                     Suisse LOC) VRDN(2)                                              (AAA, Aaa)    01/05/01    3.850       900,000
       2,200,000   Puerto Rico Industrial, Tourist, Medical, Education
                     and Environmental Pollution Control Facilities
                     Financing Authority (Ana G. Mendez Educational
                     Foundation) (Bank of Tokyo LOC) VRDN(2)                           (A-, NR)     01/05/01    4.000     2,200,000
                                                                                                                       ------------
                   TOTAL PUERTO RICO (Cost $4,900,000)                                                                    4,900,000
                                                                                                                       ------------

                   TOTAL MUNICIPAL BONDS (Cost $191,652,137)                                                            191,652,137
                                                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (97.0%) (Cost $191,652,137(3)                                                                 191,652,137

OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)                                                                              5,891,596
                                                                                                                       ------------

NET ASSETS (100.0%)                                                                                                    $197,543,733
                                                                                                                       ============

                Average Weighted Maturity 25.95 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                         BAN = Bond Anticipation Note
                         IDA = Industrial Development Agency
                         LOC = Letter of Credit
                          NR = Not Rated
                         RAN = Revenue Anticipation Note
                        VRDN = Variable Rate Demand Note
--------------------------------------------------------------------------------

(1) Credit ratings given by Moody's Investor's Service, Inc. and Standard & Poor's Ratings Services are unaudited.
(2) The interest rate shown is as of December 31, 2000 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.
(3)  Also cost for federal income tax purposes


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                           CASH RESERVE           NEW YORK
                                                                                                FUND          TAX-EXEMPT FUND
                                                                                           ------------       ---------------
ASSETS
      Investments at value (Cost $328,522,663 and $191,652,137, respectively)              $328,522,663          $191,652,137
      Receivable for fund shares sold                                                        16,140,377             5,410,718
      Interest receivable                                                                       473,741             1,054,117
      Cash                                                                                          275                80,877
      Other assets                                                                               32,937                14,351
                                                                                           ------------          ------------
         TOTAL ASSETS                                                                       345,169,993           198,212,200
                                                                                           ------------          ------------
LIABILITIES
      Investment advisory fee payable                                                            81,539                19,453
      Administration services fee payable                                                        37,047                15,711
      Dividend payable                                                                        1,016,168               283,262
      Payable for fund shares redeemed                                                          305,441               294,393
      Accrued expenses payable                                                                  107,112                55,648
                                                                                           ------------          ------------
         TOTAL LIABILITIES                                                                    1,547,307               668,467
                                                                                           ------------          ------------
                                                                                           $343,622,686          $197,543,733
                                                                                           ============          ============
NET ASSETS
      Capital Stock, $.001 Par Value                                                            343,748               197,557
      Paid-in Capital                                                                       343,403,837           197,346,364
      Accumulated net realized loss from investments                                           (124,899)                 (188)
                                                                                           ------------          ------------
         NET ASSETS                                                                        $343,622,686          $197,543,733
                                                                                           ============          ============
SHARES OUTSTANDING                                                                          343,748,202           197,556,852
                                                                                           ============          ============

NET ASSET VALUE, offering price and redemption price per share                                    $1.00                 $1.00
                                                                                                  =====                 =====

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                            CASH RESERVE            NEW YORK
                                                                                                 FUND           TAX-EXEMPT FUND
                                                                                            -------------       ---------------
INTEREST INCOME:                                                                              $25,520,831            $6,960,596
                                                                                              -----------            ----------
EXPENSES:
      Investment advisory fees                                                                    993,138               441,176
      Sub-investment advisory fees                                                                993,814               442,212
      Administration fees                                                                         397,255               176,471
      Transfer agent fees                                                                          81,973                (8,088)
      Custodian fees                                                                               50,724                25,173
      Printing fees                                                                                36,804                35,327
      Blue Sky fees                                                                                36,465                10,211
      Legal fees                                                                                   29,627                19,758
      Audit fees                                                                                   23,450                19,400
      Directors fees                                                                               15,119                14,598
      Insurance expense                                                                             5,939                 3,264
      Registration fees                                                                                 0                 2,865
      Miscellaneous expense                                                                         5,413                 7,319
                                                                                              -----------            ----------

                                                                                                2,669,721             1,189,686
                                                                                              -----------            ----------

      Less: fees waived, expenses reimbursed and transfer agent fee offsets                      (484,818)             (219,099)
                                                                                              -----------            ----------

         Total expenses                                                                         2,184,903               970,587
                                                                                              -----------            ----------

            Net investment income                                                              23,335,928             5,990,009
                                                                                              -----------            ----------
NET REALIZED GAIN FROM INVESTMENTS
      Net realized gain from investments                                                           18,798                     0
                                                                                              -----------            ----------
         Net increase in net assets resulting from operations                                 $23,354,726            $5,990,009
                                                                                              ===========            ==========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                            CASH RESERVE FUND                      NEW YORK TAX EXEMPT FUND
                                                       ------------------------------------     ---------------------------------
                                                           FOR THE               FOR THE           FOR THE             FOR THE
                                                          YEAR ENDED            YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                         DECEMBER 31,          DECEMBER 31,      DECEMBER 31,        DECEMBER 31,
                                                             2000                  1999              2000                1999
                                                       --------------        --------------     -------------       -------------
FROM OPERATIONS:
      Net investment income                            $   23,335,928        $   24,439,970     $   5,990,009       $   5,219,333
      Net realized gain from investments                       18,798                 4,557                 0                   0
                                                       --------------        --------------     -------------       -------------

            Net increase in net assets resulting
              from operations                              23,354,726            24,444,527         5,990,009           5,219,333
                                                       --------------        --------------     -------------       -------------
FROM DIVIDENDS:
      Net investment income                               (23,335,928)          (24,439,970)       (5,990,009)         (5,219,333)
                                                       --------------        --------------     -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS :
      Proceeds from sale of shares                      3,124,804,878         4,531,226,098       398,494,447         457,504,060
      Reinvestment of dividends                            14,473,214            14,989,322         2,970,040           3,045,502
      Net asset value of shares redeemed               (3,259,645,159)       (4,512,227,004)     (385,762,447)       (453,451,052)
                                                       --------------        --------------     -------------       -------------
            Net increase (decrease) in net
              assets from capital share
              transactions                               (120,367,067)           33,988,416        15,702,040           7,098,510
                                                       --------------        --------------     -------------       -------------
            Net increase (decrease) in
              net assets                                 (120,348,269)           33,992,973        15,702,040           7,098,510
NET ASSETS:
      Beginning of period                                 463,970,955           429,977,982       181,841,693         174,743,183
                                                       --------------        --------------     -------------       -------------
      End of period                                    $  343,622,686        $  463,970,955     $ 197,543,733       $ 181,841,693
                                                       ==============        ==============     =============       =============

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
------------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                                              DECEMBER 31,
                                                ------------------------------------
                                                    2000          1999         1998
                                                ----------    ---------     --------
PERIOD ENDED:
PER SHARE DATA
   Net asset value, beginning of period         $    1.00     $    1.00     $    1.00
                                                ---------     ---------     ---------
INVESTMENT ACTIVITIES:
   Net investment income                           0.0592        0.0464        0.0499
                                                ---------     ---------     ---------
DIVIDENDS:
   Dividends from net investment income           (0.0592)      (0.0464)      (0.0499
                                                ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $    1.00     $    1.00     $    1.00
                                                =========     =========     =========
Total return                                         6.08%         4.74%         5.12

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)        $ 343,623     $ 463,971     $ 429,978
   Ratio of expenses to average net assets           0.57%(3)      0.56%(3)      0.56%(3)
   Ratio of net income to average net assets         5.87%         4.66%         5.00%
   Decrease reflected in above operating
     expense ratios due to waivers/reimbursements    0.11%         0.12%         0.12%

------------------------------------------------------------------------------------------

(1) In 1997, the fund changed its fiscal year-end to December 31.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .02%, .01%, .01%, .00%, .00% and .01% for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 and 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was 0.55% for the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
---------------------------------------------------------------------------------------------
                                                                       FOR THE YEAR ENDED
                                                     FOR THE TEN        FEBRUARY 28 OR 29,
                                                    MONTHS ENDED      ----------------------
                                                 DECEMBER 31, 1997(1)   1997       1996
                                                 -------------------- ---------  ---------
PERIOD ENDED:
PER SHARE DATA
   Net asset value, beginning of period             $     1.00        $   1.00    $    1.00
                                                    ----------        --------    ---------
INVESTMENT ACTIVITIES:
   Net investment income                                0.0428          0.0492       0.0543
                                                    ----------        --------    ---------
DIVIDENDS:
   Dividends from net investment income                (0.0428)        (0.0492)     (0.0543)
                                                    ----------        --------    ---------
NET ASSET VALUE, END OF PERIOD                      $     1.00        $   1.00    $    1.00
                                                    ==========        ========    =========
Total return                                              4.28%(2)        5.03%        5.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)            $  472,675         416,735    $ 383,607
   Ratio of expenses to average net assets                0.55%(3)(4)     0.55%(3)     0.56%(3)
   Ratio of net income to average net assets              5.11%(4)        4.93%        5.43%
   Decrease reflected in above operating
     expense ratios due to waivers/reimbursements         0.12%(4)        0.14%        0.16%
---------------------------------------------------------------------------------------------------

(1) In 1997, the fund changed its fiscal year-end to December 31.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .02%, .01%, .01%, .00%, .00% and .01% for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 and 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was 0.55% for the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
----------------------------------------------------------------------------------------
                                                          FOR THE YEAR ENDED
                                                              DECEMBER 31,
                                                ------------------------------------
                                                    2000          1999         1998
                                                ----------    ---------     --------
PERIOD ENDED:
PER SHARE DATA
   Net asset value, beginning of period         $   1.00     $   1.00       $   1.00
                                                --------     --------       --------
INVESTMENT ACTIVITIES:
   Net investment income                          0.0341       0.0267         0.0287
                                                --------     --------       --------
DIVIDENDS:
   Dividends from net investment income          (0.0341)     (0.0267)       (0.0287)
                                                --------     --------       --------
NET ASSET VALUE, END OF PERIOD                  $   1.00     $   1.00       $   1.00
                                                ========     ========       ========
Total return                                        3.46%        2.70%          2.92%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)     $197,544     $181,842       $174,743
     Ratio of expenses to average net assets        0.57%(3)     0.56%(3)       0.55%(3)
     Ratio of net income to average net assets      3.39%        2.68%          2.86%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements         0.11%        0.13%          0.14%
----------------------------------------------------------------------------------------

(1)  In 1997, the fund changed its fiscal year-end to December 31.
(2)  Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .02%, .01%, .00%, .00%, .00% and .01% for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55% for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------------------------
                                                                            FOR THE YEAR ENDED
                                                        FOR THE TEN         FEBRUARY 28 OR 29,
                                                       MONTHS ENDED      ----------------------
                                                    DECEMBER 31, 1997(1)    1997        1996
                                                    -------------------- ---------    ---------
PERIOD ENDED:
PER SHARE DATA
   Net asset value, beginning of period                 $    1.00         $   1.00    $    1.00
                                                        ---------         --------    ---------
INVESTMENT ACTIVITIES:
   Net investment income                                   0.0261           0.0288       0.0326
                                                        ---------         --------     --------
DIVIDENDS:
   Dividends from net investment income                   (0.0261)         (0.0288)     (0.0326)
                                                        ---------         --------     --------
NET ASSET VALUE, END OF PERIOD                          $    1.00         $   1.00     $   1.00
                                                        =========         ========     ========
Total return                                                 2.64%(2)         2.92%        3.31%

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)             $ 151,173         $124,191    $ 96,584
     Ratio of expenses to average net assets                 0.55%(3)(4)      0.55%(3)    0.56%(3)
     Ratio of net income to average net assets               3.12%(4)         2.88%       3.24%
     Decrease reflected in above operating expenses
       ratios due to waivers/reimbursements                  0.12%(4)         0.17%       0.27%
--------------------------------------------------------------------------------------------------

(1)  In 1997, the fund changed its fiscal year-end to December 31.
(2)  Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the fund's net expense ratio by .02%, .01%, .00%, .00%, .00% and .01% for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 or 29, 1997 and 1996, respectively. The operating expense ratio after reflecting these arrangements was .55% for each of the years or period ended December 31, 2000, 1999, 1998 and 1997 and the years ended February 28 or 29, 1997 and 1996, respectively.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    The Warburg Pincus Cash Reserve Fund ("Cash Reserve") and Warburg Pincus New York Tax Exempt Fund ("New York Tax Exempt") (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified and non-diversified, open-end management investment companies, respectively.

    Investment objectives for each Fund are as follows: Cash Reserve is designed to provide investors with high current income consistent with liquidity and stability of principal; New York Tax Exempt is designed to provide investors with as high a level of current interest income exempt from federal, New York state and New York City personal income taxes as is consistent with preservation of capital and liquidity.

    Certain New York state and New York City municipal obligations in New York Tax Exempt may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.

    The net asset value of each Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued under the amortized cost method, which approximates market value, unless a Fund's Board of Directors determines that using this method would not reflect an investment's value. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    Security transactions are accounted for on a trade date basis. Interest 0income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although Cash Reserve may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 2000
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

    No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    Each Fund may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the year ended December 31, 2000, each Fund received credits or reimbursements under this arrangement as follows:

           FUND                                        AMOUNT
           ----                                        -------
           Cash Reserve                                $65,561
           New York Tax Exempt                          29,350

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 2000
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER AND SUB-ADVISER, CO-ADMINISTRATORS AND
DISTRIBUTOR

    Credit Suisse Asset Management, LLC ("CSAM"), which is an indirect wholly-owned U.S. subsidiary of Credit Suisse Group, serves as each Fund's investment advisor. For its investment advisory services, CSAM receives a fee calculated at an annual rate of .25% of each Fund's average daily net assets. For the year ended December 31, 2000, investment advisory fees and voluntary waivers were as follows:

                                            GROSS                                        NET
          FUND                          ADVISORY FEE              WAIVER             ADVISORY FEE
          ----                          ------------            ----------           ------------
          Cash Reserve                    $993,138              $(129,590)             $863,548
          New York Tax Exempt              441,176                (57,227)              383,949


    BlackRock Institutional Management Corporation ("BIMC") a majority-owned subsidiary of PNC Financial Services Group, serves as each Fund's sub-investment adviser and co-administrator. For its sub-investment advisory and co-administrative services, BIMC receives a fee, exclusive of out-of-pocket expenses, calculated at an annual rate of .25% of each Fund's average daily net assets. For the year ended December 31, 2000, sub-investment advisory and co-administration fees and voluntary waivers (including out-of-pocket expenses) were as follows:

                                      GROSS SUB-ADVISORY                          NET SUB-ADVISORY
                                             AND                                         AND
          FUND                        ADMINISTRATION FEE          WAIVER         ADMINISTRATION FEE
          ----                        ------------------        ----------       ------------------
          Cash Reserve                    $993,814              $(289,667)           $704,147
          New York Tax Exempt              442,212               (132,522)            309,690

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, serves as co-administrator to each Fund. For its administrative services, CSAMSI receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

    For the year ended December 31, 2000, co-administrative service fees earned by CSAMSI were as follows:

          FUND                                   CO-ADMINISTRATION FEE
          ----                                   ---------------------
          Cash Reserve                                  $397,255
          New York Tax Exempt                            176,471

    Provident Distributors, Inc. served as distributor of each Fund's shares until July 31, 2000 without compensation. Effective August 1, 2000, CSAMSI became distributor of each Fund's shares without compensation.

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
December 31, 2000
--------------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS

    Each Fund is authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Advisor Class shares. Neither Fund currently offers Advisor Class shares.

    Transactions in shares of each Fund were as follows:

                                                     CASH RESERVE                            NEW YORK TAX EXEMPT
                                          -------------------------------------       -----------------------------------
                                              FOR THE               FOR THE             FOR THE               FOR THE
                                             YEAR ENDED            YEAR ENDED          YEAR ENDED            YEAR ENDED
                                            DECEMBER 31,          DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                                                2000                  1999               2000                  1999
                                          --------------        ---------------       ------------          -------------
Shares Sold                                3,124,804,878         4,531,226,098         398,494,447            457,504,060
Shares issued to shareholders
   on reinvestment of dividends               14,473,214            14,989,322           2,970,040              3,045,502
Shares Redeemed                           (3,259,645,159)       (4,512,227,004)       (385,762,447)          (453,451,052)
                                          -------------------------------------       -----------------------------------
Net increase (decrease) in
   shares outstanding                       (120,367,067)           33,988,416          15,702,040              7,098,510
                                          =====================================       ===================================

4. NET ASSETS

    At December 31, 2000, capital contributions and accumulated net realized loss from security transactions have been adjusted for permanent book/tax differences. New York Tax Exempt transferrred $4,089 of expired capital loss carryover from accumulated net realized loss from investments to paid in capital.

5. CAPITAL LOSS CARRYOVER

    At December 31, 2000, Cash Reserve and New York Tax Exempt have capital loss carryovers of $124,899 and $188, respectively, to offset possible future capital gains of each Fund. These carryovers expire as follows:

                                                     YEAR           AMOUNT
                                                     ----          --------
        Cash Reserve                                 2006          $124,899
        New York Tax Exempt                          2002               188

6. MATERIAL SUBSEQUENT EVENT

    Pursuant to a new investment advisory agreement, effective January 26, 2001, CSAM became Cash Reserve's sole investment adviser and the advisory fee payable to CSAM increased from .25% to .35%, calculated at an annual rate, of Cash Reserve's average daily net assets. In connection with the new investment advisory agreement, BIMC was terminated as Cash Reserve's sub-investment adviser and co-administrator and PFPC, Inc. ("PFPC") was retained as co-administrator to Cash Reserve at a contractual rate of compensation calculated at an annual rate of .10% of Cash Reserve's average daily net assets, in each case effective as of January 26, 2001. The resultant aggregate investment advisory and PFPC co-administration fees (0.45% of Cash Reserve's average daily net assets) are lower than the previous aggregate investment advisory and BIMC co-administration fees (.50% of Cash Reserve's average daily net assets).

WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Warburg, Pincus Cash Reserve Fund, Inc.;
Warburg, Pincus New York Tax Exempt Fund, Inc.:

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Warburg, Pincus Cash Reserve Fund, Inc. and Warburg, Pincus New York Tax Exempt Fund, Inc., (all funds collectively referred to as the "Funds") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
February 09, 2001

WARBURG PINCUS CASH RESERVE AND NEW YORK TAX EXEMPT FUNDS
SHAREHOLDER MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Directors of Cash Reserve, at a meeting held on November 16, 2000, approved a new investment advisory agreement between Cash Reserve and CSAM, subject to shareholder approval. At a special meeting of the shareholders of Cash Reserve held on January 26, 2001, the shareholders approved the new investment advisory agreement with CSAM and the resulting votes are presented below.

       For                  278,083,811.167 shares                 (60.56%)
       Against                2,278,565.830 shares                  (0.50%)
       Abstain                  788,335,240 shares                  (0.17%)

                              WARBURG PINCUS FUNDS
                     PART OF CREDIT SUISSE ASSET MANAGEMENT


                      P.O. Box 9030, Boston, MA 02205-9030
                  800-WARBURG (800-927-2874) - www.warburg.com
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPMMF-2-1200